Share-based compensation (Schedule of Share Option Activities) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Number of Options
Outstanding, Beginning Balance	9,846,673	6,965,477	6,857,467
Granted	721,600	3,833,000	1,312,500
Forfeited	(388,260)	(520,030)	(730,939)
Exercised	(3,391,943)	(431,774)	(473,551)
Outstanding, Ending Balance	6,788,070	9,846,673	6,965,477	6,857,467
Exercisable as of December 31, 2014	3,334,708
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 2.02	$ 1.40	$ 1.18
Granted	$ 18.20	$ 3.07	$ 2.30
Forfeited	$ 4.08	$ 2.21	$ 1.50
Exercised	$ 0.98	$ 1.16	$ 0.56
Outstanding, Ending Balance	$ 4.14	$ 2.02	$ 1.40	$ 1.18
Exercisable as of December 31, 2014	$ 2.20
Weighted Average Remaining Contractual Life
Outstanding	7 years 9 months	8 years 1 month 20 days	8 years 4 months 10 days	9 years 1 month 2 days
Exercisable at December 31, 2014	7 years 7 days
Aggregate Intrinsic Value
Outstanding	$ 112,925	$ 168,870	$ 7,504	$ 7,225
Exercised	67,128	7,778	911
Exercisable as of December 31, 2014	$ 61,941